Short-Term Loans (Details)	Jul. 04, 2024 USD ($)	Jul. 04, 2024 CNY (¥)	Apr. 12, 2024 USD ($)	Apr. 12, 2024 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)
Short-Term Loans [Abstract]
Loan agreement	$ 391,497	¥ 2,790,000	$ 420,964	¥ 3,000,000	$ 280,631	¥ 2,000,000
Annual interest rate	2.80%	2.80%	3.50%	3.50%	2.80%	2.80%